Segment Reporting - Summary of Reconciliation of Loss from Operations and Segment Gross Margin (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 85,821	$ 56,157	$ 46,969
Cost of goods sold	(86,161)	(58,061)	(47,943)
Segment gross (loss)	(340)	(1,904)	(974)
Selling, general and administration expense	74,323	31,624	23,615
Product development expense	14,031	10,521	9,548
Foreign exchange gain/(loss)	(4,208)	(1,436)	(231)
Total operating costs and expenses	$ (92,562)	$ (43,581)	$ (33,394)
Segment gross margin	(0.40%)	(3.40%)	(2.10%)
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 85,821	$ 56,157	$ 46,969
Cost of goods sold	(86,161)	(58,061)	(47,943)
Segment gross (loss)	(340)	(1,904)	(974)
Selling, general and administration expense	(74,323)	(31,624)	(23,615)
Product development expense	(14,031)	(10,521)	(9,548)
Foreign exchange gain/(loss)	(4,208)	(1,436)	(231)
Total operating costs and expenses	$ (92,562)	$ (43,581)	$ (33,394)